SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade receivables	$ 455,954	$ 748,097
GST receivable	5,193	22,276
Total accounts receivable	$ 461,147	$ 770,373